SHARE-BASED PAYMENTS PLANS	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS PLANS
Share-based payment plans
The Group has established share-based payment plans that provide for the granting of share options and restricted stock units, some with performance and/or market conditions, to certain executive and management level employees. These awards are designed to align the interests of its employees with the interests of its shareholders.
The Group recognises compensation expense equal to the grant date fair value for all share-based payment awards that are expected to vest. Expense is generally recorded on a straight-line basis over the requisite service period for each separately vesting portion of the award.
During the years ended 31 December 2020, 31 December 2019 and 31 December 2018, compensation expense related to our share-based payment plans totalled €14 million, €15 million and €17 million, respectively.
Share options
Share options (1) are granted with exercise prices equal to or greater than the fair value of the Group’s stock on the date of grant, (2) generally vest in three annual tranches over a period of 36 months and (3) expire 10 years from the date of grant. Generally, when options are exercised, new Shares will be issued rather than issuing treasury Shares, if available. No options were granted during the years ended 31 December 2020, 31 December 2019 and 31 December 2018. All options outstanding as at 31 December 2020, 31 December 2019 and 31 December 2018 were valued and had exercise prices in US dollars.
The following table summarises our share option activity for the periods presented:

	2020		2019		2018
	Shares	Average exercise price	Shares	Average exercise price	Shares	Average exercise price
	thousands	US$	thousands	US$	thousands	US$
Outstanding at beginning of year	4,815	29.8	6,542	26.51	8,579	23.58
Granted	—	—	—	—	—	—
Exercised	(761)	19.79	(1,722)	17.33	(2,037)	14.16
Forfeited, expired or cancelled	(3)	31.97	(5)	19.23	—	—
Outstanding at end of year	4,051	31.68	4,815	29.8	6,542	26.51
Options exercisable at end of year	4,051	31.68	4,815	29.8	6,542	26.51
The weighted average Share price during the years ended 31 December 2020, 31 December 2019 and 31 December 2018 was US$42.71, US$52.73 and US$41.91, respectively.
The following table summarises the weighted average remaining life of options outstanding for the periods presented:

	2020		2019		2018
Range of exercise prices	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life
US$	thousands	years	thousands	years	thousands	years
5.00 to 15.00	—	—	—	—	713	0.84
15.01 to 25.00	931	1.75	1,681	2.31	2,459	2.94
25.01 to 40.00	3,120	3.85	3,134	4.59	3,370	5.84
Total	4,051	3.37	4,815	3.79	6,542	4.21
Restricted Stock Units (RSUs) and Performance Share Units (PSUs)
RSU awards entitle the participant to accrue dividends, which are paid in cash only if the RSUs vest. They do not give voting rights. Upon vesting, the participant is granted one Share for each RSU. They generally vest subject to continued employment for a period of at least 36 months. Unvested RSUs are restricted as to disposition and subject to forfeiture.
There were 0.2 million, 0.3 million and 0.3 million unvested RSUs outstanding with a weighted average grant date fair value of US$41.77, US$42.06 and US$39.51 as at 31 December 2020, 31 December 2019 and 31 December 2018, respectively.
PSU awards entitle the participant to the same benefits as RSUs. They generally vest subject to continued employment for a period of at least 36 months and the attainment of certain performance targets. There were 1.1 million, 1.2 million and 1.2 million of unvested PSUs with weighted average grant date fair values of US$40.45, US$42.53 and US$42.66 outstanding as at 31 December 2020, 31 December 2019 and 31 December 2018, respectively.
The PSUs granted in 2018, 2019 and 2020 vest after three years and are subject to two equally weighted performance conditions: compound annual growth rate of earnings per share, and return on invested capital (ROIC), both measured over a three year period. For the PSUs granted in 2020 an additional sustainability metric, focused on the reduction of greenhouse gas emissions (CO2e) across our entire value chain, was included, with a 15% weighting.
Key assumptions for grant date fair value
The following table summarises the weighted average grant date fair values per unit:

Restricted Stock Units and Performance Share Units	2020	2019
Grant date fair value - service conditions (US$)	34.45	48.60
Grant date fair value - service and performance conditions (US$)	33.46	47.74